Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets (Intangible Amortization) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization, 2017	$ 63
Amortization, 2018	61
Amortization, 2019	59
Amortization, 2020	54
Amortization, 2021	37
Amortization, thereafter	143
Net Book Value	417
Interest, 2017	2
Interest, 2018	2
Interest, 2019	2
Interest, 2020	0
Interest, 2021	0
Interest, thereafter	0
Total	$ 6